Financial Assets (Non-Current and Current) - Schedule of Decrease In Cash and Cash Equivalents (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Cash And Cash Equivalents [abstract]
Liquid assets with banks, financial institutions and post offices	€ 1,694	€ 2,828
Checks, cash and other receivables and deposits for cash flexibility	1	2
Securities other than investments (due within 3 months)	222	745
Total	€ 1,917	€ 3,575	€ 3,964	€ 3,559